Plan Description - Schedule of Profit Sharing Vesting (Details) - EBP Zoetis Savings Plan	12 Months Ended
Dec. 31, 2025
Under 1 year
EBP, Description of Plan [Line Items]
Percentage Vested	0.00%
1 year
EBP, Description of Plan [Line Items]
Percentage Vested	20.00%
2 years
EBP, Description of Plan [Line Items]
Percentage Vested	40.00%
3 years
EBP, Description of Plan [Line Items]
Percentage Vested	60.00%
4 years
EBP, Description of Plan [Line Items]
Percentage Vested	80.00%
5 years
EBP, Description of Plan [Line Items]
Percentage Vested	100.00%